OTHER (GAINS) AND LOSSES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Impairment loss on non-financial assets, COVID-19	$ 103.5	$ 0.0
Impairment of property, plant and equipment	76.7	1.8
Other gains and losses, Net remeasurement gain	12.7
Other gains and losses, Purchases of personal protective equipment	7.4
Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Gainsrecognised in profit or loss, fair value measurement, liabilities		$ 13.4
Civil Aviation Training Solutions
Disclosure of detailed information about business combination [line items]
Impairment of property, plant and equipment	46.7
Impairment of intangible assets	22.2
Inventory write-down	11.2
Defence and Security
Disclosure of detailed information about business combination [line items]
Impairment of intangible assets	12.6
Inventory write-down	$ 10.8